GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 10:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment, and derives revenues from selling its products directly to patients as well as through distributor agreements. The following is a summary of revenues within geographic areas:

	Six months ended June 30,		Three months ended June 30,
	2017	2016	2017	2016

United States	$40	$36	$19	$17
Europe	29	38	13	17
Israel	1	7	1	6
India	8	9	5	3
Rest of the world	26	29	14	19

	$104	$119	$52	$62

During the six and three month period ended June 30, 2017, revenues from distributors accounted for 36% and 37% of total revenues. During the six and three month period ended June 30, 2016, revenues from distributors accounted for 33% and 27% of total revenues.

The Company’s long-lived assets are all located in Israel.

NOTE 13:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

Summary information about geographic areas:

ASC 280, "Segment Reporting," establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from selling its products mainly through distributor agreements. The following is a summary of revenues within geographic areas:

	Year ended
	December 31,
	2016	2015

United States	$89	$52
Israel	13	14
Europe	52	28
India	24	7
Rest of the world	51	46

	$229	$147

During the year ended December 31, 2016, there were no sales to a single customer exceeding 10% of the Company's revenues.

The Company's long-lived assets are all located in Israel.